DERIVATIVE LIABILITIES (Details) (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 0		$ 0	$ 20,568	$ 0	$ 0
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,022	321,002	70,568	177,974	498,976
Derivative Liability, Current	1,099,889		496,827	0	496,827	1,099,889
Stock issued during period, exercise of warrants (in Shares)			500,000
Extinguishment of Debt, Amount	251,182
Tainted Instrument [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Convertible Debt	341,097		375,000		375,000	341,097
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)			20,050,000		20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature			83,358
All Convertible Debt [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current			291,208		291,208
Derivative Liability for Warrants [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current			205,689		205,689
Conversion Features - Embedded Derivatives and Tainted Equity [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current	559,597					559,597
Convertible Note on July 11, 2012 ($100,000) [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Proceeds from Notes Payable			100,000
Notes Payable			110,000		110,000
Debt Instrument, Convertible, Terms of Conversion Feature			lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Debt Instrument, Unamortized Discount			98,366		98,366
Convertible Notes Issued, Remainder 2012 [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount			48,272		48,272
Debt Instrument, Face Amount			$ 273,000		$ 273,000